Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MSS SERIES TRUST
Entity Central Index Key	0001368578
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Parvin Hedged Equity Solari World Fund
Shareholder Report [Line Items]
Fund Name	PARVIN HEDGED EQUITY SOLARI WORLD FUND
Class Name	Parvin Hedged Equity Solari World Fund
Trading Symbol	PHSWX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Parvin Hedged Equity Solari World Fund - PHSWX (the “Fund”) for the period December 1, 2024 to May 31, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://parvinfunds.com. You can also request this information by contacting us at 1-866-458-4744.
Additional Information Phone Number	-866-458-4744.
Additional Information Email	https://parvinfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Parvin Hedged Equity Solari World Fund	$119	2.25%

*Annualized

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.25%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

TOTAL RETURNS FOR THE FISCAL SIX MONTHS ENDED MAY 31, 2025

FUND/INDEX	ONE YEAR	ANNUALIZED SINCE INCEPTION*	VALUE
Parvin Hedged Equity Solari World Fund	10.70%	1.27%	$ 10,573
MSCI All Country World Index	14.17%	9.53%	$ 14,946

Net Assets	$ 7,200,000
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 16,736
Investment Company, Portfolio Turnover	7.84%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$7.2 MILLION	34	7.84%	$16,736

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% OF Net ASsets)

1.	Fidelity Institutional Money Market Treasury Portfolio - Class III	10.03%
2.	Agnico Eagle Mines Ltd. (Canada)	4.10%
3.	OR Royalties, Inc. (Canada)	4.08%
4.	Cracker Barrel Old Country Store, Inc.	3.99%
5.	Carriage Services, Inc. Class A	3.62%
6.	MercadoLibre, Inc. (Argentina)	3.56%
7.	Royal Gold, Inc.	3.46%
8.	SPDR S&P 500 ETF Trust, January 15, 2027, Purchased Put Option @ $500.00	3.46%
9.	Grupo Aeroportuario del Centro Norte, SAB de CV ADR	3.45%
10.	Calavo Growers, Inc.	3.44%
	Total % of Net Assets	43.19%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-458-4744, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Fund or your financial intermediary.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://parvinfunds.com or contact the Fund at 1-866-458-4744.

Updated Prospectus Phone Number	1-866-458-4744
Updated Prospectus Email Address	https://parvinfunds.com